SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENT

23.                SUBSEQUENT EVENT

In March 2013, AutoNavi Software was certified as a “key software company” and was therefore entitled to a preferential tax rate of 10% for 2011 and 2012, which will result in a decrease of income tax expense of approximately $1.5 million. The Company believes that this should be accounted as a change in the enacted tax rate. The cumulative effect of this enactment has been reflected in the period that includes the enactment date, which is the first quarter of 2013.